Equity Incentive Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	8 Months Ended		12 Months Ended	2 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 12, 2011	Jan. 25, 2010	Aug. 20, 2013	Aug. 19, 2014	Dec. 30, 2014	Mar. 05, 2010	Feb. 04, 2011	Mar. 05, 2008	Mar. 12, 2009	Oct. 02, 2008	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2011	Dec. 31, 2010	Aug. 20, 2015	Aug. 20, 2014	May 28, 2008	Mar. 01, 2011	Mar. 01, 2010
Common stock par value	$ 0.01	$ 0.01
Number of vested shares
Vested number of shares		15,000
Dryships Inc.
Unrecognized compensation cost related to non-vested share arrangements granted	$ 12,589	$ 13,947	$ 19,725
Weighted average period of recognition for unrecognised compensation cost		4 years
Allocated Share-based Compensation Expense	7,516	7,790	12,686
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 2,561	$ 5,394	$ 4,008
Equity Incentive Plan 2008
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					21,834,055						1,834,055
Compensation Committee approval on 12 January 2011
Shares Granted				9,000,000
Vested number of shares on grant date				1,000,000
Vested in period	1,000,000	1,000,000	1,000,000											1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Vested number of shares	5,000,000
Grant date fair value weighted average per share				$ 5.5
Vesting period				8 years
Compensation Committee approval on 25 January 2010 | Fabiana
Vested number of shares on grant date					1,000,000
Vested in period			1,500,000															1,000,000	1,000,000
Vesting period					3 years
Grant date fair value			$ 6.05
Compensation Committee approval on 25 January 2010 | Fabiana | Number of non vested shares
Shares Granted					4,500,000
Compensation Committee approval on 20 August 2013
Common stock par value						$ 0.01
Compensation Committee approval on 20 August 2013 | Fabiana
Vested in period																				333,333	333,333
Vested number of shares						666,667
Grant date fair value weighted average per share						$ 2.01
Vesting period						2 years
Shares issued by the company for the sign on bonus						1,000,000
Compensation Committee approval on 20 August 2013 | Fabiana | Number of vested shares
Vested number of shares on grant date						333,334
Compensation Committee Approval On 19 August 2014 | Fabiana
Shares Granted							1,200,000
Vested in period	400,000															400,000	400,000
Grant date fair value weighted average per share							$ 3.26
Vesting period							3 years
Common stock par value							$ 0.01
Compensation Committee Approval On 30 December 2014 | Fabiana
Shares Granted								2,100,000
Vested in period															700,000	700,000	700,000
Grant date fair value weighted average per share								$ 1.07
Vesting period								3 years
Common stock par value								$ 0.01
Grant Date 1
Vested in period									1,000									1,000	1,000
Grant date fair value weighted average per share									$ 5.66
Grant Date 1 | Number of vested shares
Shares Granted									1,000
Grant Date 2
Shares Granted										15,000
Vested number of shares	15,000
Grant date fair value weighted average per share										$ 5.01
Vesting period										3 years
Grant Date 2 | Number of non vested shares
Shares Granted									2,000
Shares Granted to Fabiana
Shares Granted											1,000,000
Vested in period																						125,000
Grant date fair value											$ 75.09
Shares Granted to non executive directors
Shares Granted												70,621
Vested in period																							28,248	42,373
Vesting period													3 years
Grant date fair value												$ 3.54	$ 33.59
Shares Granted to non executive directors | Number of vested shares
Shares Granted													9,000
Shares Granted to non executive directors | Number of non vested shares
Shares Granted													9,000